Variable Interest Entities	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities	Variable Interest Entities
We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1 - Significant Accounting Policies for further details on our consolidation accounting policies.
Consolidated Variable Interest Entities
We are invested in four investment company real estate limited partnerships which own various limited liability companies that invest in residential real estate properties and one real estate limited liability company that invests in a commercial real estate property. These entities are VIE's as the legal entities equity investors have insufficient equity at risk and lack of power to direct the activities that most significantly impact the economic performance. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of the investment company real estate investments, the investments balance will fluctuate based on changes in the fair value of the properties as well as when purchases and sales of properties are made. The investment balance in the commercial real estate property is held at depreciated cost, and is expected to decrease over time.
We are invested in two limited liability companies that invest in operating entities which hold multifamily real estate properties. The entity is a VIE and we have determined we are the primary beneficiary as a result of our power to control the entity through our significant ownership. The investment balance, which represents an equity interest in the limited liability company, fluctuates based on changes in the fair value of the properties and the performance of the operating entities.
We are invested in two limited partnership feeder funds which each invest in a separate limited partnership fund. One fund holds infrastructure credit assets and the other holds tech-centric middle-market loans. In both cases, the feeder fund limited partnerships are VIEs, and we determined we are the primary beneficiary as a result of our significant ownership of the limited partnerships and our obligation to absorb losses or receive benefits from the VIEs. We have consolidated the assets and liabilities of the limited partnerships, which primarily consist of equity interests in limited partnerships.
The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of the consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31,
	2022		2021
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(Dollars in thousands)
Real estate investments	$1,095,267	$78,244	$363,229	$20,168
Real estate limited liability companies	66,258	287	—	—
Limited partnership funds	620,741	113	168,711	—
	$1,782,266	$78,644	$531,940	$20,168
Unconsolidated Variable Interest Entities
We provided debt funding to various special purpose vehicles, which are used to acquire and hold various types of loans or receivables. These legal entities are deemed VIEs because there is insufficient equity at risk. We have determined we are not the primary beneficiary as we do not control the activities that most significantly impact the economic performance of the VIEs. Our investments in these VIEs are reported in Fixed maturity securities, available for sale in the Consolidated Balance Sheets.
In 2021, we provided funding to a limited partnership which purchased a residential business purpose loan originator. The limited partnership was deemed a VIE based on insufficient equity at risk, however, we are not the primary beneficiary due to our lack of control of the limited partnership. In Q4 2022, as a result of equity capital raised from third party investors, the debt funding was repaid to us. We have reassessed the VIE conclusion and concluded the limited partnership no longer meets the definition of a variable interest entity. The unconsolidated VIE disclosures are no longer applicable. The investment will be accounted for as an equity method investment and still be reported in Limited partnerships and limited liability companies in the Consolidated Balance Sheets.
The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

	December 31,
	2022		2021
	Asset Carrying Value	Maximum Exposure to Loss	Asset Carrying Value	Maximum Exposure to Loss
	(Dollars in thousands)
Fixed maturity securities, available for sale	$1,178,110	$1,178,110	$459,681	$459,681
Other investments	—	—	345,000	345,000